Financial assets, liabilities and financial results (telecom activities) - Loans from development organizations and multilateral lending institutions - Tabular disclosure (Details)
€ in Millions, د.م. in Millions, £ in Millions, $ in Millions, XAF in Billions
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 MAD (د.م.)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 XAF	Dec. 31, 2021 EUR (€)	May 11, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Notional amount							€ 500
Medi Telecom [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 183		د.م. 2,043
Orange Cote d'Ivoire [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	252
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	160	£ 1,750		$ 101
Orange Cameroun [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	35				XAF 23
Orange SA [Member] | Parent Company [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	2,087					€ 2,101		€ 2,288
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	3,309					3,206		3,671
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	1,222					1,105		1,384
Bank loans [member] | Sonatel [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	266					244		292
Bank loans [member] | Medi Telecom [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	183					167		220
Bank loans [member] | Orange Cote d'Ivoire [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	253					140		172
Bank loans [member] | Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	163					137		163
Bank loans [member] | Orange Mali [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	201					207		227
Bank loans [member] | Orange Cameroun [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	36					78		111
Bank loans [member] | Orange Jordanie
Disclosure of detailed information about borrowings [line items]
Outstanding amount	35					49		61
Bank loans [member] | Orange Bail
Disclosure of detailed information about borrowings [line items]
Outstanding amount	12					3
Bank loans [member] | Orange Madagascar
Disclosure of detailed information about borrowings [line items]
Outstanding amount	12					18		19
Bank loans [member] | Orange Polska S.A.
Disclosure of detailed information about borrowings [line items]
Outstanding amount	10					6		1
Bank loans [member] | Orange Burkina Faso [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	36					42		56
Bank loans [member] | Other subsidiaries [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	15					15		61
Loans from development organizations and multilateral lending institutions [member] | Parent Company [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	€ 2,087					€ 2,101		2,288
Notional amount								€ 350